Other Income and Other Expense	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Other Expense

Note 8. Other Income and Other Expense

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2015	2014	2013
BOLI insurance	$568,000	$562,732	$657,273
Mortgage loan origination fees	362,611	342,765	367,573
Other income	1,228,546	1,212,938	529,608

Total other income	$2,159,157	$2,118,435	$1,554,454

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the year ended December 31:

Other Expense	2015	2014	2013
Advertising	$793,282	$769,081	$621,216
Office supplies	591,177	774,961	563,706
Legal and audit fees	408,066	416,339	393,997
FDIC and state assessments	751,979	771,097	69,282
Telephone expense	431,761	408,646	442,781
Loan collection expense	205,549	621,227	554,542
Other losses	243,172	930,401	462,475
Debit card / ATM expense	337,476	330,612	830,396
Travel and convention	247,416	184,723	200,684
Other expenses	3,060,638	2,826,567	3,081,797

Total other expense	$7,070,516	$8,033,654	$7,220,876

Other losses in 2015, 2014 and 2013 include the write-down on OREO in the amount of $0, $694,207 and $276,400, respectively.